Income Taxes - Reconciliation of the statutory tax rate to effective tax rate (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RATE
Income (loss) before taxes	$ (59,248)	$ (59,020)	$ (200,776)	$ (236,513)	$ (285,223)
Income tax, at the statutory rate			$ 10,201	$ 5,649	$ (54,905)
Income tax expense based on federal statutory rate			19.00%	19.00%	19.30%
Effect of different tax rates			(4.40%)	(1.20%)	3.30%
BEAT			(1.20%)
Tax rate modifications					5.70%
Valuation Allowances			(17.80%)	(18.00%)	(20.80%)
Other Permanent differences			(1.30%)	(0.70%)	0.30%
Non-deductible transaction costs			(2.10%)
Withholding tax			(0.70%)	(0.20%)	(0.30%)
Tax indemnity			3.70%	(2.70%)
Sale of Subsidiary				2.20%
Other			(0.30%)	(0.80%)
Effective rate			(5.10%)	(2.40%)	7.50%